UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W., North Tower – Suite 200
Washington, D.C.  20007-5118
 (Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments
(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 12	$ 12	$ 12

Multifamily1	3.75%	Aug-2048	4,120	4,116	4,168
	4.00%	Dec-2053	66,045	66,019	69,185
	5.35%	Mar-2047	7,475	7,485	7,842
	5.55%	Aug-2042	8,143	8,146	8,389
	5.60%	Jun-2038	2,528	2,533	2,554
	5.65%	Oct-2038	1,961	1,996	1,962
	5.80%	Jan-2053	2,069	2,080	2,293
	5.87%	May-2044	1,815	1,813	1,992
	5.89%	Apr-2038	4,745	4,752	4,938
	6.02%	Jun-2035	4,837	4,838	4,888
	6.20%	Apr-2052	11,677	11,672	13,120
	6.40%	Aug-2046	3,861	3,863	4,365
	6.60%	Jan-2050	3,404	3,438	3,884
	6.75%	Apr-2040 - Jul-2040	4,953	4,936	5,001
	7.20%	Oct-2039	2,898	2,904	2,904
	7.50%	Sep-2032	1,388	1,384	1,525
	7.93%	Apr-2042	2,720	2,720	2,977
			134,639	134,695	141,987
Total FHA Permanent Securities			$ 134,651	$ 134,707	$ 141,999

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Ginnie Mae Securities (25.8% of net assets)

	Interest Rate	Maturity Date		Unfunded Committments3	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ -	$ 9,233	$ 9,358	$ 9,934
	4.50%	Aug-2040		-	5,584	5,724	6,156
	5.50%	Jan-2033 - Jun-2037		-	4,914	4,895	5,593
	6.00%	Jan-2032 - Aug-2037		-	3,198	3,193	3,691
	6.50%	Jul-2028		-	64	64	75
	7.00%	Nov-2016 - Jan-2030		-	1,557	1,566	1,824
	7.50%	Nov-2017 - Aug-2030		-	877	882	1,033
	8.00%	Jun-2023 - Nov-2030		-	639	648	767
	8.50%	Jun-2022 - Aug-2027		-	586	592	683
	9.00%	Mar-2017 - Jun-2025		-	188	189	216
	9.50%	Sep-2021 - Sep-2030		-	60	61	70
				-	26,900	27,172	30,042

Multifamily1	2.11%	Apr-2033		-	20,258	20,387	20,370
	2.18%	May-2039		-	18,769	18,945	19,004
	2.31%	Nov-2051		-	7,076	7,079	6,763
	2.32%	Apr-2054		-	23,147	23,837	22,700
	2.35%	Jan-2054		-	16,538	16,965	16,215
	2.55%	Feb-2048		-	23,133	23,340	22,840
	2.70%	Jan-2053		-	51,015	51,512	49,582
	2.72%	Feb-2044		-	3,506	3,627	3,530
	2.82%	Apr-2050		-	1,500	1,538	1,500
	2.87%	Feb-2036 - Dec-2043		-	25,000	25,380	25,508
	2.89%	Mar-2046		-	32,000	32,271	32,242
	3.00%	Feb-2056		-	20,000	20,125	20,103
	3.05%	May-2044		-	45,500	45,876	46,606
	3.06%	Aug-2040		-	10,000	10,296	10,280
	3.10%	Jan-2044		-	10,000	10,009	10,297
	3.13%	Nov-2040		-	2,000	2,062	2,064
	3.17%	Oct-2043		-	10,570	10,704	10,765
	3.19%	Jan-2049		-	17,025	17,795	17,207
	3.20%	Jul-2041 - Oct-2053		-	24,908	25,079	25,729
	3.25%	Sep-2054		-	35,000	34,660	35,658
	3.26%	Feb-2038 - Nov-2043		-	25,000	25,202	25,658
	3.30%	May-2055		-	10,000	9,491	10,109
	3.31%	Nov-2037		-	142	147	142
	3.35%	Nov-2042 - Mar-2044		-	25,000	24,400	25,777
	3.37%	Dec-2046		-	19,200	19,510	19,690
	3.40%	Apr-2017 - Jul-2046		-	8,805	9,101	9,058
	3.49%	Mar-2042		-	28,000	29,285	29,258
	3.49%	Feb-2044		-	4,000	4,244	4,128
	3.50%	Feb-2051 - Jan-2054		-	31,363	31,185	32,490
	3.55%	May-2042		-	10,000	10,194	10,578
	3.64%	Sep-2041		-	10,000	10,754	10,569
	3.67%	Oct-2043		-	18,306	18,452	18,721
	3.81%	Nov-2053		-	54,768	55,420	59,065
	3.81%	Dec-2053		-	10,844	10,953	11,713
	3.85%	Oct-2054		-	31,732	31,901	34,716
	3.89%	Sep-2046		-	10,000	10,851	10,586
	3.95%	Dec-2045 - Jul-2053		-	14,608	14,194	15,698
	3.99%	Sep-2043		-	14,525	15,177	14,900
	4.00%	Jun-2045		-	20,000	20,290	21,324
	4.00%	May-2049		-	31,500	34,126	33,515
	4.01%	Apr-2046		-	10,000	10,035	10,794
	4.05%	Feb-2052		-	6,480	6,484	6,921
	4.15%	Apr-2053		-	68,718	70,080	74,788
	4.15%	Jun-2053		-	2,236	2,272	2,402
	4.24%	May-2041		-	7,000	7,441	7,385
	4.25%	Sep-2038		-	38,656	38,918	41,758
	4.42%	Feb-2031		-	32,618	32,781	34,772
	4.63%	Sep-2037	2	-	1,500	1,460	1,525
	4.73%	Nov-2045		-	244	248	245
	4.83%	May-2046	2	-	5,095	5,095	5,148
	4.86%	Jan-2053		-	41,618	41,929	46,476
	4.87%	Apr-2042		-	95,650	96,422	105,673
	4.90%	Mar-2044	2	-	1,000	991	1,023
	4.92%	Sep-2034		-	86	88	87
	4.94%	Jun-2046	2	-	3,695	3,700	3,704
	4.99%	Mar-2030		-	1,211	1,286	1,218
	5.01%	Mar-2038		-	12,626	13,083	13,042
	5.05%	Apr-2049	2	-	2,810	2,812	2,885
	5.15%	Dec-2050		-	15,473	15,317	17,429
	5.21%	Mar-2053		-	49,215	49,278	55,446

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Ginnie Mae Securities (25.8% of net assets)

Interest Rate	Maturity Date	Unfunded Committments3	Face Amount	Amortized Cost	Value
	5.25%	Apr-2037		-	19,750	19,743	21,830
	5.34%	Jul-2040		-	18,000	17,728	19,880
	5.55%	May-2049	2	-	10,250	10,252	10,580
				-	1,218,669	1,233,807	1,281,669

Forward Commitments1,3	4.70%	Sep-2056		3,400	-	170	219
	5.45%	Feb-2055		2,650	-	-	359
				6,050	-	170	578
Total Ginnie Mae Securities				$ 6,050	$ 1,245,569	$ 1,261,149	$ 1,312,289

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.2% of net assets)

	Interest Rates4
	Permanent	Construction	Maturity Date	Unfunded Commitments5	Face Amount	Amortized Cost	Value

Multifamily1	3.85%	6.25%	Jan-2056	$ 23,155	$ 10,245	$ 10,590	$ 13,452
	3.90%	3.90%	Apr-2055	1,148	15,824	16,500	17,384
	4.09%	4.09%	Feb-2056	33,544	24,540	25,425	30,170
Total Ginnie Mae Construction Securities				$ 57,847	$ 50,609	$ 52,515	$ 61,006

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Fannie Mae Securities (34.4% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.42%	6	Mar-2037	$ 668	$ 660	$ 667
	0.47%	6	Jul-2043	20,520	20,360	20,392
	0.49%	6	Jun-2037	3,147	3,148	3,153
	0.52%	6	Mar-2043	16,974	16,934	16,926
	0.52%	6	Nov-2044	41,559	41,566	41,458
	0.55%	6	Nov-2042	11,522	11,528	11,494
	0.57%	6	Apr-2037 - Oct-2042	17,807	17,813	17,770
	0.63%	6	Oct-2042	9,757	9,810	9,778
	0.67%	6	Dec-2040	33,595	33,327	33,739
	0.67%	6	Jun-2042 - Feb-2043	32,567	32,588	32,741
	0.69%	6	Jun-2042	7,435	7,482	7,513
	0.72%	6	Mar-2042	17,768	17,805	17,861
	0.77%	6	Mar-2042 - Oct-2043	22,274	22,360	22,539
	1.93%	6	Nov-2033	3,527	3,529	3,706
	1.98%	6	Aug-2033	261	260	273
	2.06%	6	Jul-2033	475	472	500
	2.17%	6	Apr-2034	2,001	2,061	2,136
	2.22%	6	Sep-2035	1,049	1,045	1,115
	2.25%	6	May-2033 - Nov-2034	2,648	2,708	2,813
	2.32%	6	Aug-2033	2,291	2,286	2,439
	2.34%	6	Jul-2033 - Aug-2033	3,714	3,723	3,968
	3.00%		Apr-2042 - Dec-2042	18,168	18,774	18,642
	3.50%		Oct-2026 - Nov-2042	56,391	58,570	59,350
	4.00%		Jun-2018 - Jan-2045	88,198	91,335	94,484
	4.50%		Oct-2015 - Sep-2043	86,780	90,242	94,354
	4.50%		Jul-2041	21,684	23,073	23,740
	5.00%		Sep-2016 - Apr-2041	38,172	39,470	42,075
	5.50%		Jul-2017 - Jun-2038	20,433	20,511	22,882
	6.00%		Apr-2016 - Nov-2037	10,603	10,664	12,134
	6.50%		Nov-2016 - Jul-2036	2,428	2,480	2,756
	7.00%		Nov-2016 - May-2032	1,512	1,514	1,759
	7.50%		Nov-2016 - Sep-2031	503	504	586
	8.00%		Apr-2030 - May-2031	80	81	86
	8.50%		Jul-2015 - Apr-2031	72	73	80
	9.00%		May-2025	1	1	1
				596,584	608,757	625,910

Multifamily1	0.53%		Jan-2023	4,784	4,780	4,780
	2.21%		Dec-2022	32,463	32,499	32,635
	2.21%		Dec-2022	24,637	24,665	24,767
	2.24%		Dec-2022	32,413	32,450	32,645
	2.26%		Nov-2022	6,718	6,766	6,777
	2.48%		Jul-2021	45,000	45,188	46,114
	2.71%		Jan-2021	8,850	8,863	9,184
	2.84%		Mar-2022	3,729	3,760	3,892
	2.85%		Mar-2022	33,000	33,149	34,466
	2.99%		Jun-2025	2,750	2,770	2,873
	3.22%		Sep-2026	28,451	28,534	29,989
	3.36%		Dec-2023 - Oct-2029	20,802	20,890	22,085
	3.40%		Oct-2026	3,179	3,215	3,411
	3.41%		Sep-2023	14,778	15,027	15,900
	3.43%		Oct-2026	7,608	7,693	8,132
	3.46%		Dec-2023	3,500	3,526	3,757
	3.54%		Oct-2021	7,427	7,473	7,997
	3.61%		Sep-2023	6,779	6,890	7,362
	3.66%		Jul-2021	117,949	118,099	127,362
	3.66%		Oct-2023	4,981	5,079	5,393
	3.87%		Sep-2023	2,613	2,717	2,863
	4.00%		Sep-2021	15,747	15,764	16,935
	4.03%		Oct-2021	7,144	7,153	7,850
	4.06%		Oct-2025	25,201	25,339	27,560
	4.15%		Jun-2021	9,257	9,275	10,170
	4.22%		Jul-2018	1,714	1,711	1,804
	4.25%		May-2021	4,267	4,267	4,707
	4.27%		Nov-2019	6,008	6,000	6,583
	4.32%		Nov-2019	2,968	2,967	3,259
	4.33%		Nov-2019 - Mar-2021	6,030	6,033	6,657
	4.33%		Mar-2020	20,000	19,989	22,063
	4.38%		Apr-2020	10,196	10,212	11,250
	4.44%		May-2020	6,043	6,046	6,691
	4.49%		Jun-2021	980	990	1,087
	4.50%		Feb-2020	4,232	4,231	4,572
	4.52%		Nov-2019 - May-2021	7,186	7,229	7,952
	4.55%		Nov-2019	2,836	2,835	3,130
	4.56%		Jul-2019 - May-2021	8,428	8,452	9,297
	4.64%		Aug-2019	18,121	18,124	19,995
	4.66%		Jul-2021	1,343	1,355	1,461
	4.68%		Jul-2019	13,108	13,078	14,464
	4.69%		Jan-2020 - Jun-2035	14,015	14,072	15,545

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Fannie Mae Securities (34.4% of net assets)
Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	4.71%	Mar-2021	5,875	5,937	6,585
	4.73%	Feb-2021	1,541	1,554	1,727
	4.80%	Jun-2019	2,142	2,137	2,370
	4.86%	May-2019	1,431	1,429	1,586
	4.89%	Nov-2019	868	871	969
	4.94%	Apr-2019	3,461	3,453	3,834
	5.00%	Jun-2019	1,869	1,866	2,076
	5.02%	Jun-2019	810	813	901
	5.04%	Jun-2019	1,849	1,848	2,057
	5.05%	Jun-2019 - Jul-2019	3,154	3,151	3,512
	5.08%	Apr-2021	40,000	40,002	45,076
	5.09%	Jun-2018	6,291	6,366	6,789
	5.11%	Jul-2019	864	868	963
	5.12%	Jul-2019	8,630	8,610	9,622
	5.13%	Jul-2019	878	875	981
	5.15%	Oct-2022	2,921	2,937	3,217
	5.25%	Jan-2018 - Jan-2020	9,811	9,808	10,738
	5.29%	May-2022	5,201	5,201	5,945
	5.30%	Aug-2029	6,434	6,305	7,254
	5.37%	Jun-2017	1,357	1,369	1,425
	5.45%	May-2033	2,749	2,760	3,003
	5.46%	Feb-2017	41,305	41,413	43,950
	5.47%	Aug-2024	8,201	8,243	9,192
	5.52%	Mar-2018	581	588	629
	5.53%	Apr-2017	60,286	60,289	64,408
	5.59%	May-2017	6,643	6,642	6,988
	5.60%	Feb-2018 - Jan-2024	10,763	10,764	12,234
	5.63%	Dec-2019	6,785	6,808	7,375
	5.69%	Jun-2041	4,816	4,960	5,452
	5.70%	Jun-2016	1,308	1,311	1,352
	5.75%	Jun-2041	2,334	2,415	2,654
	5.86%	Dec-2016	90	90	94
	5.91%	Mar-2037	1,938	1,978	2,214
	5.92%	Dec-2016	63	63	66
	5.96%	Jan-2029	385	387	430
	6.03%	Jun-2017 - Jun-2036	4,828	4,898	5,117
	6.06%	Jul-2034	9,215	9,428	10,379
	6.11%	Aug-2017	4,128	4,141	4,500
	6.13%	Dec-2016	1,091	1,097	1,169
	6.14%	Sep-2033	284	298	317
	6.15%	Jul-2019	32,474	32,477	36,807
	6.15%	Jan-2023 - Oct-2032	6,922	6,959	7,375
	6.22%	Aug-2032	1,636	1,663	1,792
	6.23%	Sep-2034	1,345	1,390	1,522
	6.28%	Nov-2028	2,717	2,833	3,036
	6.35%	Aug-2032	9,993	10,019	10,962
	6.38%	Jul-2021	5,293	5,309	6,187
	6.39%	Apr-2019	879	876	930
	6.52%	May-2029	4,964	5,272	5,635
	6.63%	Apr-2019	1,999	1,999	2,107
	6.80%	Jul-2016	170	170	177
	7.01%	Apr-2031	2,988	2,989	3,149
	7.07%	Feb-2031	14,998	15,106	15,688
	7.18%	Aug-2016	114	114	120
	7.20%	Aug-2029	826	815	829
	7.26%	Dec-2018	5,658	5,723	5,858
	7.75%	Dec-2024	1,453	1,453	1,460
	8.40%	Jul-2023	361	357	363
	8.50%	Nov-2019	2,134	2,229	2,465
	8.63%	Sep-2028	5,340	5,340	5,369
			972,679	976,221	1,046,397

TBA7	3.04%	Apr-2030	25,100	25,273	25,538
	3.05%	Apr-2030	28,800	28,863	29,290
	3.12%	Apr-2030	14,000	14,009	14,366
	3.42%	Apr-2035	5,555	5,686	5,822
			73,455	73,831	75,016
Total Fannie Mae Securities			$ 1,642,718	$ 1,658,809	$ 1,747,323

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.6% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.48%	6	Feb-2036	$ 3,055	$ 3,055	$ 3,068
	0.53%	6	Apr-2036 - Aug-2044	34,778	34,788	34,744
	0.58%	6	Aug-2043	8,791	8,785	8,792
	0.66%	6	Oct-2040	8,277	8,269	8,330
	0.68%	6	Oct-2040 - Jun-2044	59,509	59,621	59,882
	0.68%	6	Jun-2042	14,164	14,069	14,166
	0.85%	6	Aug-2037	7,607	7,724	7,725
	2.27%	6	Jul-2035	626	624	669
	2.35%	6	Jun-2033 - Oct-2033	2,164	2,149	2,308
	3.00%		Aug-2042 - Nov-2043	133,645	136,451	136,783
	3.50%		Jan-2026 - Oct-2044	113,820	117,503	119,830
	4.00%		Aug-2020 - Mar-2045	132,935	140,392	142,310
	4.50%		Aug-2018 - Mar-2044	111,662	117,805	121,997
	5.00%		Jan-2019 - Mar-2041	25,844	26,357	28,163
	5.50%		Oct-2017 - Jul-2038	10,449	10,389	11,716
	6.00%		Aug-2016 - Feb-2038	9,140	9,267	10,477
	6.50%		Feb-2016 - Nov-2037	1,347	1,362	1,548
	7.00%		Dec-2015 - Mar-2030	83	77	96
	7.50%		Aug-2029 - Apr-2031	87	84	104
	8.00%		Jul-2015 - Feb-2030	20	19	25
	8.50%		Nov-2018 - Jan-2025	104	104	123
	9.00%		Mar-2025	63	63	75
				678,170	698,957	712,931

Multifamily1	2.95%		Jan-2018	2,225	2,169	2,295
	5.38%		Dec-2028	20,000	20,004	22,172
	5.42%		Apr-2016	1,978	1,976	2,055
	5.65%		Apr-2016	4,022	4,024	4,194
				28,225	28,173	30,716
Total Freddie Mac Securities				$ 706,395	$ 727,130	$ 743,647

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (2.9% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,185	$ 10,181
Deutsche Bank	2.94%	Jan-2046	19,070	19,588	19,613
Nomura	3.19%	Mar-2046	20,000	20,445	20,817
JP Morgan	3.48%	Jun-2045	10,000	10,514	10,666
Citigroup	3.62%	Jul-2047	8,000	8,233	8,570
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,315	2,436
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,146	5,423
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,144	5,466
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,145	5,480
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,576	21,952
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,207	7,535
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,200	7,835
Deutsche Bank	5.00%	Nov-2046	18,990	19,480	21,671
Total Commercial Mortgage Backed Securities			$ 137,135	$ 141,178	$ 147,645

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (5.8% of net assets)

		Interest Rates4
	Issuer	Permanent	Construction	Maturity Date		Face Amount	Amortized Cost	Value

Multifamily1	Minnesota Housing Authority	-	0.60%	May-2016		$ 27,000	$ 27,017	$ 27,002
	MassHousing	-	3.25%	Oct-2015	8	4,060	4,060	4,064
	MassHousing	-	3.45%	Oct-2017	8	32,392	32,230	32,372
	MassHousing	-	3.45%	Oct-2017	8	20,151	20,050	20,136
	MassHousing	-	3.50%	Oct-2015	8	5,860	5,860	5,855
	NYC Housing Development Corp	3.75%	-	May-2035		5,000	5,000	5,110
	MassHousing	4.00%	-	Dec-2028		5,000	5,104	5,199
	NYC Housing Development Corp	4.04%	-	Nov-2032		1,305	1,305	1,324
	MassHousing	4.13%	-	Dec-2036		5,000	5,000	5,079
	MassHousing	4.20%	-	Dec-2039		8,305	8,305	8,437
	NYC Housing Development Corp	4.25%	-	Nov-2025		1,150	1,150	1,192
	NYC Housing Development Corp	4.29%	-	Nov-2037		1,190	1,190	1,213
	NYC Housing Development Corp	4.40%	-	Nov-2024		4,120	4,120	4,416
	NYC Housing Development Corp	4.44%	-	Nov-2041		1,120	1,120	1,153
	NYC Housing Development Corp	4.49%	-	Nov-2044		1,000	1,000	1,032
	NYC Housing Development Corp	4.50%	-	Nov-2030		1,680	1,682	1,751
	MassHousing	4.50%	-	Dec-2056		45,000	45,000	46,109
	NYC Housing Development Corp	4.60%	-	Nov-2030		4,665	4,665	4,823
	NYC Housing Development Corp	4.70%	-	Nov-2035		1,685	1,685	1,742
	NYC Housing Development Corp	4.78%	-	Aug-2026		12,500	12,504	13,067
	NYC Housing Development Corp	4.80%	-	Nov-2040		2,860	2,862	2,969
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		8,800	8,800	9,128
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		13,680	13,682	14,247
	MassHousing	5.55%	-	Nov-2039		5,000	4,980	5,517
	MassHousing	5.69%	-	Nov-2018		3,625	3,626	3,822
	MassHousing	5.70%	-	Jun-2040		13,755	13,757	14,561
	NYC Housing Development Corp	5.92%	-	Dec-2037		6,025	6,026	6,043
	MassHousing	6.42%	-	Nov-2039		22,000	22,000	24,119
	MassHousing	6.50%	-	Dec-2039		710	713	774
	MassHousing	6.58%	-	Dec-2039		11,385	11,388	12,501
	MassHousing	6.70%	-	Jun-2040		11,250	11,250	12,258
Total State Housing Finance Agency Securities						$ 287,273	$ 287,131	$ 297,015

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates4				Unfunded
Issuer	Permanent	Construction		Maturity Date	Commitments5	Face Amount	Amortized Cost	Value

Direct Loans1
Harry Silver	-	2.70%		Oct-2016	$ -	$ 5,197	$ 5,177	$ 5,193
Harry Silver	-	2.70%	3	Oct-2016	2,803	-	-	(2)
					2,803	5,197	5,177	5,191
Privately Insured Construction/Permanent Mortgages1,9
IL Housing Development Authority	5.40%	-		Mar-2047		$ 8,364	$ 8,367	$ 8,137
IL Housing Development Authority	6.20%	-		Dec-2047		3,152	3,163	3,130
IL Housing Development Authority	6.40%			Nov-2048		951	963	940
					-	12,467	12,493	12,207
Total Other Multifamily Investments					$ 2,803	$ 17,664	$ 17,670	$ 17,398

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

United States Treasury Securities (8.9% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.75%	Feb-2018	$ 10,000	$ 9,996	$ 9,964
1.38%	Sep-2018	25,000	24,966	25,258
1.50%	Dec-2018 - Feb-2019	30,000	29,760	30,382
2.13%	Aug-2021	5,000	5,052	5,145
2.25%	Nov-2024	75,000	77,705	77,084
2.38%	Aug-2024	90,000	90,530	93,532
2.50%	May-2024	50,000	49,618	52,505
2.75%	Nov-2023	20,000	19,655	21,442
2.75%	Feb-2024	25,000	24,989	26,781
3.00%	Nov-2044	15,000	16,843	16,430
3.13%	May-2041	30,000	31,163	32,648
3.13%	Aug-2044	55,000	56,837	61,625
Total United States Treasury Securities		$ 430,000	$ 437,114	$ 452,796

Total Fixed-Income Investments		$ 4,652,014	$ 4,717,403	$ 4,921,118

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.10	1,000	$ 1	$ -	$ (30)
Total Equity Investment	1,000	$ 1	$ -	$ (30)

Schedule of Portfolio Investments

March 31, 2015 (Dollars in thousands; unaudited)

Short-Term Investments (4.3% of net assets)

Issuer	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

NYC Housing Development Corp	0.01%	11	Dec-2045	$ 8,265	$ 8,265	$ 8,265
Blackrock Federal Funds 30	0.01%		Apr-2015	208,866	208,866	208,866
Total Short-Term Investments				$ 217,131	$ 217,131	$ 217,131

Total Investments				$ 4,869,146	$ 4,934,535	$5,138,219

Schedule of Portfolio Investments

March 31, 2015

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3	The unfunded amount of the forward commitments totaled $8.9 million at year-end.

4	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

5	The Trust may make commitments in securities that fund over time. Generally, GNMA construction securities fund over a
12-to 24 month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by deal, but generally fund over a zero- to 48-month period.

6	The coupon rate shown on these floating or adjustable rate securities represents the rate at period end.

7	Represents to be announced (TBA) securities; the particular securities to be delivered are not identified at trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted
"good delivery" standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

8	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by MassHousing
(a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2017.
The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

9	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

10	The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. Building America is a
Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department
of Treasury. The fair value of the HIT's investment in BACDE approximates its carrying value.

11	Variable rate bond with a weekly interest rate reset and can be redeemed at par, with accrued and unpaid interest, with a seven-day advance notice. The coupon rate shown represents the rate at period end.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of March 31, 2015

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and  labor organizations, including health and welfare, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-

based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates BACDE’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2015:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities
Multifamily	$ -	$ 141,987	$ -	$ 141,987
Single Family	-	-	12	12
Total FHA Permanent Securities	-	141,987	12	141,999
Ginnie Mae Securities	-	1,311,711	-	1,311,711
Ginnie Mae Construction Securities	-	61,006	-	61,006
Fannie Mae Securities	-	1,672,307	-	1,672,307
Freddie Mac Securities	-	743,647	-	743,647
Commercial Mortgage-Backed Securities	-	147,645	-	147,645
State Housing Finance Agency Securities	-	297,015	-	297,015
Other Multifamily Investments
Direct Loans	-	-	5,191	5,191
Privately Insured Construction/Permanent Mortgages	-	12,207	-	12,207
Total Other Multifamily Investments	-	12,207	5,191	17,398
United States Treasury Securities	-	452,796	-	452,796
Equity Investments	-	-	(30)	(30)
Short-Term Investments	217,131	-	-	217,131
Other Financial Instruments*	-	75,594	-	75,594
Total Investment	$ 217,131	$ 4,915,915	$ 5,173	$5,138,219

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2015:

	Investments in Securities ($ in thousands)
	FHA Permanent	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2014	$13	$ -	$(69)	$ (56)
Cost of Purchase	-	5,191	-	5,191
Total Unrealized Gain(Loss)(a)	-		39	39
Paydowns	(1)	-	-	(1)
Ending balance, 3/31/2015	$12	$5,191	$(30)	$5,173
Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2015 totaled ($151,000) and is included in the Statement of Operations.

Level 3 securities primarily consists of two Direct Loans which were fair valued, in accordance with Trust policies, near par at March 31, 2015, due to: a coupon rate of 2.70% , low loan-to-value estimates, and remaining expected maturities of 18 months or less.

Federal Income Taxes

At March 31, 2015, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $4,934,535,000.  Net unrealized gains aggregated $203,684,000 at period-end, of which $213,752,000 related to appreciated investments and $10,068,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title:   Chief Executive Officer

Date:   May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 26, 2015

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 26, 2015